INVENTORY	9 Months Ended
Sep. 30, 2021
Note 5 - INVENTORY
5.	INVENTORY

	September 30, 2021	December 31, 2020
Process material stockpiles	$854	$373
Concentrate inventory	2,237	64
Materials and supplies	1,462	1,222
	$4,553	$1,659

The amount of inventory recognized as an expense for the nine months ended September 30, 2021 totalled $2,769 (September 30, 2020 – $12,299). See Note 15 for further details.